SCHEDULE OF DEPOSIT STATUES OF COINS OUTSIDE CONTROL (Details) - item		6 Months Ended	12 Months Ended
	Feb. 16, 2022	Jun. 30, 2025	Dec. 31, 2024
Bitcion Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Crypto assets	95.23843	125.8584797
Bitcion Cryptocurrencies [Member] | Stored In The Hardware Cold [Member]
Finite-Lived Intangible Assets [Line Items]
Crypto assets		30.62004	95.23843
USD Coin Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Crypto assets	2,005,537.5	2,005,537.50
USD Coin Cryptocurrencies [Member] | Stored In The Hardware Cold [Member]
Finite-Lived Intangible Assets [Line Items]
Crypto assets			2,005,537.5